Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Jan. 27, 2020
Direxion S&P 500(R) High minus Low Quality ETF | Direxion S&P 500(R) High minus Low Quality ETF
Prospectus:
Trading Symbol	QMJ